Provisions, commitments, contingent liabilities and contingent assets	6 Months Ended
Jun. 30, 2020
Provisions, commitments, contingent liabilities and contingent assets [abstract]
Provisions, commitments, contingent liabilities and contingent assets

7 Provisions, commitments, contingent liabilities and contingent assets

Onerous contract

Due to significantly reduced expected use of a transportation agreement, Equinor provided in the second quarter USD 154 million as an onerous contract. The amount is recognised in the MMP segment as an operating expense in the Consolidated statement of income and has been included in the line item Provisions in the Consolidated balance sheet.

Price review arbitration

Some long-term gas sales agreements contain price review clauses, which in certain cases lead to claims subject to arbitration. The exposure related to price reviews has been reduced by approximately USD 1.3 billion due to settlements in the second quarter. The remaining exposure for gas delivered prior to 30 June is immaterial. Price review related changes in the second quarter represent an income of approximately USD 150 million before tax and USD 30 million after tax. The amounts have been reflected in the Consolidated statement of income as revenues and income tax, respectively.

A dispute between the Federal Government of Nigeria and the Governments of Rivers, Bayelsa and Akwa Ibom States in Nigera

In October 2018, the Supreme Court of Nigeria rendered a judgement in a dispute between the Federal Government of Nigeria and the Governments of Rivers, Bayelsa and Akwa Ibom States in favour of the latter. The Supreme Court judgement provides for potential retroactive adjustment of certain production sharing contracts in favour of the Federal Government, including OML 128 (Agbami). This case has been withdrawn by the plaintiff in the second quarter of 2020 with no impact on Equinor’s Interim financial statement.

Dispute with Brazilian tax authorities

Brazilian tax authorities issued an updated tax assessment for 2011 for Equinor’s Brazilian subsidiary which was party to Equinor’s divestment of 40% of the Peregrino field to Sinochem at that time. The assessment disputed Equinor’s allocation of the sale proceeds between entities and assets involved, resulting in a significantly higher assessed taxable gain and related taxes payable in Brazil. Equinor disagreed with the assessment and had the case brought forward to the second instance of the Administrative Court in Brazil which decided the case in Equinor’s favour. Equinor has received confirmation that the decision is considered final and non-appealable. The final ruling did not have any impact on Equinor’s Interim Financial statement.

KKD Oil Sands Partnership

Canadian tax authorities have issued a proposal of re-assessment for 2014 for Equinor’s Canadian subsidiary which was party to Equinor’s divestment of 40% of the KKD Oil Sands partnership at that time. The proposal disputes the partners allocation between entities and assets involved. Maximum exposure is estimated to be approximately USD 360 million. The ongoing process of formal communication with the Canadian tax authorities, as well as any subsequent litigation that may become necessary, may take several years. No taxes will become payable until the matter has been finally settled. Equinor is of the view that all applicable tax regulations have been applied in the case and that Equinor has a strong position. No amounts have consequently been provided for in the accounts.

During the normal course of its business Equinor is involved in legal and other proceedings, and several claims are unresolved and currently outstanding. The ultimate liability or asset, respectively, in respect of such litigation and claims cannot be determined now. Equinor has provided in its Condensed interim financial statements for probable liabilities related to litigation and claims based on the company's best judgement. Equinor does not expect that its financial position, results of operations or cash flows will be materially affected by the resolution of these legal proceedings.